Commitments and Contingencies (Details Narrative)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Operating lease term	We entered into operating leases for corporate office, golf carts and golf equipment for terms of four to five years	We entered into operating leases for corporate office, golf carts and golf equipment for terms of four to five years.